Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com
April 30, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Prudential Annuities Life Assurance Corporation
    Prudential Annuities Life Assurance Corporation Variable Account B
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-05438
    Registration Nos.:

033-62793	333-71834
033-87010	333-96577
333-08853	333-150220
333-71654	333-152411
333-71672	333-236099

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Prospectus and Statement of Additional Information ("SAI") included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and

2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel